Prepayment for acquisition (Details) $ in Millions	1 Months Ended
	Mar. 31, 2016 USD ($) shareholder	Mar. 31, 2016 CNY (¥) shareholder	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2016
Prepayment for acquisition
Advance prepayment for acquisition | ¥		¥ 5,081,739
Runju
Prepayment for acquisition
Percentage of equity interest acquired	71.00%	71.00%			71.00%
Number of existing shareholders from whom shares are acquired | shareholder	2	2
Consideration	$ 13.0	¥ 90,500,000
Advance prepayment for acquisition			$ 11.2	¥ 77,600,000